SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
ASSETS
Cash and cash equivalents	$ 1,763,888	$ 410,716	$ 524,601
Intangible assets, net	1,110,411
Finance lease right of use assets	1,024,000
TOTAL ASSETS	13,810,140	7,228,724
LIABILITIES AND SHAREHOLDERS' EQUITY
Convertible debt	1,591,910
Accrued expenses and other liabilities	641,127	297,360
TOTAL LIABILITIES	7,831,274	4,166,469
EQUITY:
Ordinary shares
Additional paid in capital	21,960,872	4,821,992
Deferred stock compensation	(3,486,439)
Accumulated deficit	(12,528,647)	(1,704,065)
Accumulated other comprehensive loss	(204,656)	(186,134)
TOTAL EQUITY ATTRIBUTEABLE TO NETCLASS' SHAREHOLDERS	5,781,700	2,971,181
TOTAL LIABILITIES AND EQUITY	$ 13,810,140	$ 7,228,724
Subsidiaries | Reportable Legal Entities
ASSETS
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
Common Class A
EQUITY:
Ordinary shares	$ 4,622	$ 3,440
Common Class B
EQUITY:
Ordinary shares	500	500
Parent | Reportable Legal Entities
ASSETS
Cash and cash equivalents	1,252,904	1,909
Accounts receivable, net	484,672	643,750
Investments in subsidiaries		752,132
Long-term prepaid expenses, net	2,671,665
Intangible assets, net	800,000
Finance lease right of use assets	1,024,000
TOTAL ASSETS	9,386,344	3,331,636
LIABILITIES AND SHAREHOLDERS' EQUITY
Convertible debt	1,591,910
Derivative liability	230,379
Accounts payable	647,939	320,000
Advance from customers	295,302
Accrued expenses and other liabilities	60,500
Equity loss in subsidiaries	748,159
TOTAL LIABILITIES	3,604,644	360,455
EQUITY:
Additional paid in capital	21,960,872	4,821,992
Deferred stock compensation	(3,486,439)
Accumulated deficit	(12,493,199)	(1,668,617)
Accumulated other comprehensive loss	(204,656)	(186,134)
TOTAL EQUITY ATTRIBUTEABLE TO NETCLASS' SHAREHOLDERS	5,781,700	2,971,181
TOTAL LIABILITIES AND EQUITY	9,386,344	3,331,636
Parent | Related party | Reportable Legal Entities
LIABILITIES AND SHAREHOLDERS' EQUITY
Due to related parties	$ 30,455	$ 40,455
Other Liability, Related Party [Extensible Enumeration]	Related party	Related party
Parent | Subsidiaries | Reportable Legal Entities
ASSETS
Receivable from subsidiaries	$ 3,153,103	$ 1,933,845
Parent | Common Class A | Reportable Legal Entities
EQUITY:
Ordinary shares	4,622	3,440
Parent | Common Class B | Reportable Legal Entities
EQUITY:
Ordinary shares	$ 500	$ 500